ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
7.	ACCOUNTS RECEIVABLE, NET

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Accounts receivable	56,865	95,012	15,096
Allowance for doubtful accounts	(1,734)	(7,434)	(1,181)

Accounts receivable, net	55,131	87,578	13,915

Movement in allowance for doubtful accounts:
Balance at beginning of the year	(1,381)	(1,734)	(276)
Provision for bad debts	(1,200)	(6,234)	(990)
Write-off against allowance for doubtful accounts	847	534	85

Balance at end of the year	(1,734)	(7,434)	(1,181)

The additions of allowance for doubtful accounts were charged to general and administrative expenses for the years presented.